Leased Assets - Schedule of Operating Lease Assets and Liabilities on Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jul. 01, 2021	Jun. 30, 2021	Jan. 07, 2021	Jun. 30, 2020
Leases [Abstract]
Operating Lease assets	$ 45.7		$ 0.0	$ 47.2	$ 0.0
Financing Lease assets	0.9
Current operating lease liabilities	9.3
Noncurrent operating lease liabilities	40.6		$ 0.0		$ 0.0
Total operating lease liabilities:	49.9	$ 52.1
Current financing lease liabilities	0.6
Noncurrent financing lease liabilities	0.3
Total financing lease liabilities:	$ 0.9
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease assets
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating lease liability, current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Noncurrent operating lease liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Deferred income taxes and other liabilities